Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Prepaid Expenses and Other Current Assets

	December 31,

	2021	2020
Inventory	28	26
Prepaid expenses	170	126
Current tax receivables (1)	68	65
Deferred commissions	140	127
Other current assets	104	81
Prepaid expenses and other current assets	510	425
(1) Both periods include $9 million of uncertain tax positions, which reduced total current tax receivables.